UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		February 10, 2012


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

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                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		50

Form 13F Information Table Value Total:		99,441
						(thousands)


List of Other Included Managers:


NONE


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FORM 13F INFORMATION TABLE

                                TITLE OF                  VALUE    SHARES OR SHR/ PUT/   INVEST  OTHER          VOT   AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP        (x1000)  PRIN AMT  PRN  CALL   DISCRTN MGRS  SOLE     SHARED  NONE

AT&T INC                        COM          00206R102    2076      68643    SH           SOLE         65093    0       3550
ACCENTURE PLC IRELAND           CL A         G1151C101    1936      36365    SH           SOLE         34685    0       1680
APPLE INC                       COM          37833100     316         780    SH           SOLE           520    0       260
ARCHER DANIELS MIDLAND CO       COM          39483102     2743      95895    SH           SOLE         91235    0       4660
BANK OF NY MELLON CORP          COM          64058100     2034     102159    SH           SOLE         97159    0       5000
BANK OF AMERICA CORPORATION     COM          66050105     332       59744    SH           SOLE         57744    0       2000
BARRICK GOLD CORP               COM          67901108     1584      34995    SH           SOLE         33525    0       1470
BAXTER INTL INC                 COM          71813109     2293      46335    SH           SOLE         44235    0       2100
BB&T CORP                       COM          54937107     697       27693    SH           SOLE         26335    0       1338
BECTON DICKINSON & CO           COM          75887109     2391      32001    SH           SOLE         30386    0       1615
BERKSHIRE HATHAWAY CL B         COM          84670702     2920      38275    SH           SOLE         35975    0       2300
CHEVRON CORP                    COM          166764100    273        2564    SH           SOLE          2564    0       0
CISCO SYS INC                   COM          17275R102    2121     117292    SH           SOLE         110992   0       6300
COMCAST CORP CLASS A            COM          20030N101    2651     111800    SH           SOLE         105800   0       6000
CONOCOPHILLIPS                  COM          20825C104    2352      32270    SH           SOLE         30570    0       1700
DIAGEO PLC                      SPON ADR     25243Q205    3262      37315    SH           SOLE         35390    0       1925
DISNEY WALT CO                  COM          254687106    2931      78150    SH           SOLE         75150    0       3000
DOMINION RES INC VA             COM          25746U109    3335      62829    SH           SOLE         59419    0       3410
EMERSON ELEC CO                 COM          291011104    2577      55320    SH           SOLE         52820    0       2500
EXXON MOBIL CORP                COM          30231G102    4359      51433    SH           SOLE         49183    0       2250
FLOWERS FOODS INC               COM          343498101    2376     125190    SH           SOLE         119115   0       6075
GENERAL ELECTRIC CO             COM          369604103    1883     105123    SH           SOLE         99639    0       5485
HEWLETT PACKARD CO              COM          428236103    1770      68694    SH           SOLE         65794    0       2900
INTERNATIONAL BUSINESS MACHS    COM          459044103    3251      17680    SH           SOLE         16810    0       870
JOHNSON & JOHNSON               COM          478160104    3459      52743    SH           SOLE         49884    0       2859
LOEWS CORP                      COM          540424108    2762      73362    SH           SOLE         69737    0       3625
MCDONALDS CORP                  COM NONVTG   580135101    480        4788    SH           SOLE          4788    0       0
MCCORMICK & CO INC              COM          579780206    3205      63575    SH           SOLE         60900    0       2675
MEDTRONIC INC                   COM          585055106    2264      59194    SH           SOLE         56244    0       2950
MERCK & CO INC                  COM          58933Y105    2016      53485    SH           SOLE         50985    0       2500
MICROSOFT CORP                  COM          594918104    2145      82615    SH           SOLE         78730    0       3885
NEWMARKET CORP                  COM          651587107    367        1853    SH           SOLE          1853    0       0
NEXTERA ENERGY INC              COM          65339F101    2173      35685    SH           SOLE         33885    0       1800
PAYCHEX INC                     COM          704326107    624       20716    SH           SOLE         20716    0       0
PEPSICO INC                     COM          713448108    3162      47651    SH           SOLE         45351    0       2300
PFIZER INC                      COM          717081103    3557     164364    SH           SOLE         157414   0       6950
PROCTER & GAMBLE CO             COM          742718109    514        7710    SH           SOLE          6437    0       1273
ROYAL DUTCH SHELL PLC           SPONS ADR A  780259206    245        3349    SH           SOLE          3349    0       0
SCANA CORP                      COM          80589M102    2773      61544    SH           SOLE         58894    0       2650
SCHLUMBERGER LTD                COM          806857108    1649      24140    SH           SOLE         23240    0       900
SPDR GOLD TRUST                 GOLD SHRS    78463V107    659        4339    SH           SOLE          4339    0       0
TOTAL SYS SVCS                  COM          891906109    1866      95375    SH           SOLE         90725    0       4650
UNILEVER PLC                    SPONS ADR    904767704    2060      61475    SH           SOLE         58575    0       2900
VANGUARD EMERGING MRKTS         ETF          922042858    338        8845    SH           SOLE          8845    0       0
VERIZON COMMUNICATIONS INC      COM          92343V104    344        8567    SH           SOLE          7310    0       1257
WASTE MGMT INC DEL              COM          94106L109    3195      97665    SH           SOLE         92295    0       5370
WESTAR ENERGY INC               COM          95709T100    2063      71670    SH           SOLE         68420    0       3250
WILLIAMS COM INC DEL            COM          969457100    2280      84555    SH           SOLE         80705    0       3850
WILLIS GROUP HOLDINGS           COM          G96666105    2267      58440    SH           SOLE         55665    0       2775
WPX ENERGY INC                  COM          98212B103    511       28143    SH           SOLE         26861    0       1282
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